Gain on forgiveness of CARES Act Loan	12 Months Ended
Dec. 31, 2022
LGM ENTERPRISES, LLC [Member]
Gain on forgiveness of CARES Act Loan
18.	Gain on forgiveness of CARES Act Loan
Please see Note 14 Debt above for the loans granted under CAREs Act that are forgiven and recorded as other income in the consolidated statement of operation and comprehensive income.